Financial Instruments - Summary of Fair Value and Amortized Cost of Cash Equivalents and Available-for-sale Investments by Major Security Type (Detail) $ in Thousands	Sep. 30, 2019 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents and investments, Amortized cost	$ 151,338
Cash equivalents and investments, Unrealized gain	127
Cash equivalents and investments, Unrealized loss	(4)
Investments, Estimated Fair Value	122,745
Cash equivalents, Estimated Fair Value	28,716
Short-term investments	95,445
Long-term investments	27,300
Cash equivalents and investments, Estimated Fair Value	151,461
Money Market Fund
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents, Estimated Fair Value	28,716
Cash equivalents, Amortized Cost	28,716
U.S. Treasury Bills
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Amortized Cost	13,966
Investments, Unrealized Gain	7
Investments, Estimated Fair Value	13,973
Corporate Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Amortized Cost	36,471
Investments, Unrealized Gain	99
Investments, Estimated Fair Value	36,570
Commercial Paper
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Amortized Cost	24,777
Investments, Estimated Fair Value	24,777
U.S. Government Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Amortized Cost	22,482
Investments, Unrealized Gain	1
Investments, Unrealized Loss	(1)
Investments, Estimated Fair Value	22,482
Asset Backed Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Amortized Cost	24,926
Investments, Unrealized Gain	20
Investments, Unrealized Loss	(3)
Investments, Estimated Fair Value	$ 24,943